Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized Cost	$ 21,823	$ 18,738
Gross Unrealized Gains	183	16
Gross Unrealized Losses	(1,603)	(1,941)
Fair Value	20,403	16,813
Mutual funds
Marketable Securities [Line Items]
Amortized Cost	1,279	1,274
Gross Unrealized Gains	65	3
Gross Unrealized Losses	0	(19)
Fair Value	1,344	1,258
Government debentures
Marketable Securities [Line Items]
Amortized Cost	1,158	1,157
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(440)	(368)
Fair Value	718	789
Corporate debentures
Marketable Securities [Line Items]
Amortized Cost	19,386	16,307
Gross Unrealized Gains	118	13
Gross Unrealized Losses	(1,163)	(1,554)
Fair Value	$ 18,341	$ 14,766